--------------------------------------------------------------------------------

----------------------------------
BERGSTROM
CAPITAL
CORPORATION
----------------------------------


2000 FIRST QUARTER REPORT



Listed: American Stock Exchange (Ticker
symbol: BEM)
Transfer Agent, Registrar and Custodian: State Street Bank and Trust Company, Boston, Massachusetts
Independent Auditors: Deloitte & Touche LLP, Boston,
Massachusetts
Legal Counsel: Howard, Rice, Nemerovski, Canady, Falk & Rabkin PC,
San Francisco, California

--------------------------------------------------------------------------------

BERGSTROM CAPITAL CORPORATION

-------------------------------------------------------------------------------

                              DISTRIBUTION POLICY

  The Company's distribution policy, which was adopted by the Board of Directors on May 12, 1997, provides for an annual distribution to the Company's stockholders, during the month of June each year, of a cash dividend at the rate of a minimum of 6 percent of the Company's net asset value per share as calculated on the last business day in March of that year. The Board of Directors may modify or terminate the distribution policy at any time at its discretion.

  Please refer to the President's Letter in this report regarding the annual distribution for the year 2000 in the amount of $17.75 per share, payable June 5, 2000 to stockholders of record May 18, 2000.

  Under the distribution policy, distributions in any year in excess of the Company's net investment income and net realized capital gains for such year will constitute a return of stockholders' capital. For federal income tax purposes, any return of capital will generally be treated as a non-taxable recovery of basis to the extent of the stockholders' basis in their shares, and as capital gain to the extent that the return of capital is in excess of such basis. The Company will be required to liquidate a portion of its portfolio in order to fund any return of capital. Any return of capital will also reduce the assets of the Company available for investment and will likely have the effect of increasing the Company's expense ratio.

  In any year in which the total of the Company's net investment income and net realized capital gains exceeds the amount distributed for that year under the distribution policy, the Company may, at the discretion of the Board of Directors, retain a portion of the net realized long-term capital gains for such year.

BERGSTROM CAPITAL CORPORATION

-------------------------------------------------------------------------------

221 First Avenue West, Suite 320
Seattle, Washington 98119-4224

May 8, 2000

Dear Fellow Stockholders:

  The Board of Directors of Bergstrom Capital Corporation (the "Company") has declared a dividend of $17.75 per share payable on June 5, 2000 to stockholders of record on May 18, 2000. The Company estimates that the sources of this dividend will be $.08 per share from net investment income for the year ending December 31, 2000, $10.42 per share from net short-term capital gains realized during the year ending December 31, 2000 and $7.25 per share from net long-term capital gains realized during the year ending December 31, 2000. Please refer to the Distribution Policy in this report.

  During the first quarter of 2000 the Company's net assets increased from $276,737,285 to $293,938,239 which is an increase of $17,200,954. The increase in net assets was composed of net investment income of $6,209, realized gain on investments of $14,752,150, and an increase in unrealized appreciation of $2,442,595.


  The per share net asset value increased from $276.74 on December 31, 1999 to $293.94 on March 31, 2000, an increase of 6.2%. During the same period the Dow Jones Industrial Average, adjusted for dividends, decreased 4.7% and the Standard & Poor's 500 Stock Average, adjusted for dividends, increased 2.3%. The per share net asset value on Friday, May 5, 2000 was $274.12.

  During the first quarter of 2000 the Company had total interest and dividend income of $360,956 as compared to $310,026 for the same period in 1999 for an increase of $50,930. During the first quarter of 2000 operating expenses were $354,747 as compared to $298,185 for the same period in 1999 for an increase of $56,562. The resulting net investment income of $6,209 for the first quarter of 2000 is a decrease of $5,632 from $11,841 for the first quarter of 1999.

  The following are the major ($500,000 or more) purchases and sales made in the Company's portfolio of securities during the first quarter of 2000:

BERGSTROM CAPITAL CORPORATION

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
                                                          SHARES
                                              ---------------------------------
                                                                        HELD
                                                                      MARCH 31,
SECURITY NAME                                 ADDITIONS   REDUCTIONS    2000
--------------------------------------------- ---------   ----------  ---------
American Home Products Corp. ................               37,000           0
Amgen, Inc. .................................               40,000     630,000
Baxter International, Inc. ..................               10,000      65,000
Bed Bath & Beyond, Inc. .....................               67,500           0
Conoco, Inc. ................................  118,000      42,500     118,000
Dresdner RCM International Growth Equity
 Fund........................................  119,826                 421,159
Federal Home Loan Mortgage Corp. ............               15,000           0
Federal National Mortgage Association........               13,000           0
Glaxo Wellcome PLC Sponsored ADR.............   27,000                  27,000
International Business Machines..............               29,100           0
JDS Uniphase Corp. ..........................   46,000(1)    4,000(1)   92,000
Lilly Eli & Co. .............................               10,000      44,000
Lucent Technologies, Inc. ...................               35,000           0
MCI Worldcom, Inc. ..........................               14,500     122,000
Merck & Co., Inc. ...........................   42,000                  42,000
Microsoft Corp. .............................   18,000                 110,000
Oracle Corp. ................................   35,000(2)               35,000
PE Corp.-PE Biosystems Group.................   35,000(3)               35,000
Pharmacia & Upjohn, Inc. ....................               19,500           0
Qualcomm, Inc. ..............................               57,000      55,000
Qwest Communications International, Inc. ....   75,000                  75,000
Safeway, Inc. ...............................   37,000                  37,000
Sun Microsystems, Inc. ......................   18,000                  18,000
Texas Instruments, Inc. .....................    7,000      20,000       7,000
Wal-Mart Stores, Inc. .......................   40,000                  80,000

-------
(1)  Sold 4,000 shares and then received 46,000 shares as a stock split.
(2) Purchased 7,500 shares and then received 7,500 shares as a stock split and then purchased 20,000 shares.
(3)  Purchased 17,500 shares and then received 17,500 shares as a stock split.

BERGSTROM CAPITAL CORPORATION

-------------------------------------------------------------------------------

  The value of the Company's investment in the securities of Amgen, Inc. amounted to 13.1% of the Company's total assets at March 31, 2000. The investment of a substantial percentage of the Company's assets in the securities of a single issuer or industry exposes the Company to a greater risk of loss resulting from unfavorable price movements or market conditions relating to such issuer or industry.

  The Company does not have a dividend reinvestment program. The Company has considered this over the years and has determined that the cost of such a program would not be commensurate with the benefit. The Company's policy of retaining a portion of the net long-term capital gains in certain years accomplishes some of the same goals as would a dividend reinvestment program.

  The Company's shares of capital stock are traded on the American Stock Exchange and are identified by the stock ticker symbol BEM. The net asset value per share as of Friday's close of business is published each Saturday in Barrons, each Sunday in the New York Times, and each Monday in the Wall Street Journal and certain other publications under "Closed-End Funds." This information is also available on the Internet on a daily basis through a variety of sources. The Company is not responsible for inaccuracies or omissions in the dissemination of this information.

  Your Company welcomes questions or comments from stockholders. If you wish to communicate with the Company's transfer agent, State Street Bank and Trust Company, the address is P.O. Box 8200, Boston, Massachusetts 02266-8200 and the telephone number is 1-800-426-5523.

Yours very truly,

/s/ William L. McQueen

William L. McQueen
President

BERGSTROM CAPITAL CORPORATION

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2000 (Unaudited)

Assets:
 Investments, at value (see accompanying schedule):
  Short-term investments (cost $850,994)                     $    850,994
  Common stocks (cost $116,211,813)                           292,398,578
                                                             ------------
    Total Investments (cost $117,062,807)                     293,249,572
 Cash                                                               5,000
 Receivable for securities sold                                 2,733,855
 Interest and dividends receivable                                130,096
 Other assets                                                       8,640
                                                             ------------
    Total assets                                              296,127,163
                                                             ------------
Liabilities:
 Advisory fee payable                                             210,517
 Payable for securities purchased                               1,927,775
 Other accrued expenses                                            50,632
                                                             ------------
    Total liabilities                                           2,188,924
                                                             ------------
Net assets applicable to 1,000,000 outstanding shares of
 capital stock equivalent to $293.94 per share on March 31,
 2000                                                        $293,938,239
                                                             ============

STATEMENT OF CHANGES IN NET ASSETS

                                                        THREE MONTHS
                                                           ENDED
                                                         MARCH 31,    YEAR ENDED
                                                            2000     DECEMBER 31,
                                                        (Unaudited)      1999
Operations:
 Net investment income                                  $      6,209 $    110,760
 Realized gain on investments                             14,752,150   34,283,577
 Increase in unrealized appreciation                       2,442,595   55,510,069
                                                        ------------ ------------
 Net increase in net assets resulting from operations     17,200,954   89,904,406
                                                        ------------ ------------
Dividends to stockholders:
 From net investment income                                      --      (110,760)
 From net realized gain on investments                           --   (13,389,240)
                                                        ------------ ------------
    Total dividends to stockholders ($13.50 per share--
     1999)                                                       --   (13,500,000)
                                                        ------------ ------------
Total increase in net assets                              17,200,954   76,404,406
Net assets, beginning of period                          276,737,285  200,332,879
                                                        ------------ ------------
Net assets, end of period                               $293,938,239 $276,737,285
                                                        ============ ============

See also Notes to Financial Statements in the Company's 1999 Annual Report to Stockholders.

BERGSTROM CAPITAL CORPORATION

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE THREE MONTHS ENDED MARCH 31, 2000 (Unaudited)

Investment Income:
 Interest                                                         $    33,797
 Dividends                                                            327,159
                                                                  -----------
    Total income                                                      360,956
                                                                  -----------
Expenses:
 Advisory fees                                                        221,073
 Auditing fees                                                         25,500
 Directors' fees and expenses                                          21,006
 Officer's salary and related expenses                                 21,244
 Accounting expenses                                                   15,003
 Legal fees                                                            15,233
 State and other taxes                                                  8,518
 Transfer agent fees and expenses                                       9,780
 Other expenses                                                         3,815
 Custodian fees                                                         7,069
 Stockholders' meeting and reports                                      4,881
 Fee for shares listed on American Stock Exchange                       1,625
                                                                  -----------
    Total expenses                                                    354,747
                                                                  -----------
Net investment income ($.01 per share)                                  6,209
                                                                  -----------
Realized and unrealized gain on investments:
 Realized gain on investments (excluding short-term
  investments):
  Proceeds from sale of securities                    $29,955,184
  Cost of securities sold                              15,203,034
                                                      -----------
    Realized gain on investments sold                              14,752,150
 Unrealized appreciation of investments:
  Beginning of period                                 173,744,170
  End of period                                       176,186,765
                                                      -----------
    Increase in unrealized appreciation                             2,442,595
                                                                  -----------
Net gain on investments ($17.19 per share)                         17,194,745
                                                                  -----------
Net increase in net assets resulting from operations              $17,200,954
                                                                  ===========


See also Notes to Financial Statements in the Company's 1999 Annual Report to Stockholders.

BERGSTROM CAPITAL CORPORATION

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SCHEDULE OF INVESTMENTS
March 31, 2000 (Unaudited)

 Shares or
 Principal
 Amount                                                  Cost        Value
          Short-Term Investments (0.3%):
 $850,994 State Street Bank and Trust Company, 4.5%
           Euro-Dollar Deposit Due 4/1/00             $   850,994 $   850,994
 --------                                             ----------- -----------
 $850,994 Total--Short-Term Investments                   850,994     850,994
 ========                                             ----------- -----------

          Common Stocks (99.7%):
          Banks (1.8%):
   52,000 Bank New York, Inc.                           1,065,418   2,161,250
   52,500 Citigroup, Inc.                               1,433,940   3,113,906
                                                      ----------- -----------
                                                        2,499,358   5,275,156
                                                      ----------- -----------

          Beverages (1.5%):
   60,000 Coca Cola Enterprises, Inc.                     810,797   1,293,750
   67,500 Coca-Cola Co.                                    90,276   3,168,281
                                                      ----------- -----------
                                                          901,073   4,462,031
                                                      ----------- -----------

          Biotechnology (13.2%):
  630,000 Amgen, Inc. (A)                                 822,858  38,666,250
                                                      ----------- -----------

          Broadcasting (1.6%):
   69,000 Clear Channel Communications, Inc.            3,867,816   4,765,313
                                                      ----------- -----------

          Communication Systems (7.6%):
   37,000 Bell Atlantic Corp.                           2,247,176   2,261,625
   54,000 GTE Corp.                                     3,660,857   3,834,000
  122,000 MCI WorldCom, Inc. (A)                        1,638,146   5,528,125
   29,000 Nextel Communications, Inc. (A)                 404,277   4,299,250
   75,000 Qwest Communications International, Inc.
           (A)                                          2,986,817   3,637,500
   23,000 SBC Communications, Inc.                      1,075,954     966,000
   32,500 Vodafone Airtouch PLC Sponsored ADR           1,310,774   1,805,781
                                                      ----------- -----------
                                                       13,324,001  22,332,281
                                                      ----------- -----------

          Computers and Information (1.3%):
   29,000 Hewlett-Packard Co.                           2,656,760   3,844,313
                                                      ----------- -----------

          Diversified Technology (3.3%):
   45,000 Nokia Corp. Sponsored ADR                       403,923   9,776,250
                                                      ----------- -----------


BERGSTROM CAPITAL CORPORATION

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
 Shares or
 Principal
 Amount    Common Stocks (Unaudited)--Continued          Cost        Value
           Drugs and Health Supplies (1.3%):
  20,000   Johnson & Johnson                          $ 1,199,781 $ 1,401,250
  63,000   Pfizer, Inc.                                   823,740   2,303,438
                                                      ----------- -----------
                                                        2,023,521   3,704,688
                                                      ----------- -----------

           Electrical Components (2.9%):
  55,000   General Electric Co.                         4,571,182   8,535,312
                                                      ----------- -----------

           Electronics/New Technology (19.0%):
  26,000   Applied Materials, Inc. (A)                  1,043,775   2,450,500
 162,000   Cisco Systems, Inc. (A)                      1,322,839  12,524,625
  66,000   EMC Corp. Mass (A)                           2,200,501   8,250,000
  30,000   Intel Corp.                                    630,583   3,958,125
  92,000   JDS Uniphase Corp. (A)                       1,946,756  11,091,750
  20,000   Motorola, Inc.                               1,464,544   2,847,500
  28,000   Nortel Networks Corp.                        2,262,537   3,528,000
  55,000   Qualcomm, Inc.                                 944,228   8,212,188
  18,000   Sun Microsystems, Inc. (A)                   1,442,043   1,686,656
   7,000   Texas Instruments, Inc.                      1,288,856   1,120,000
                                                      ----------- -----------
                                                       14,546,662  55,669,344
                                                      ----------- -----------

           Household Products (Non-Durable) (0.2%):
  10,000   Proctor & Gamble Co.                           238,425     562,500
                                                      ----------- -----------

           Industrial Machinery (3.0%):
 177,600   Tyco International Ltd. New                  3,029,508   8,857,800
                                                      ----------- -----------

           Insurance (2.5%):
  43,750   American International Group, Inc.             440,727   4,790,625
  22,000   Marsh & McLennan Companies, Inc.             1,662,036   2,426,875
                                                      ----------- -----------
                                                        2,102,763   7,217,500
                                                      ----------- -----------

           Medical Supplies (1.8%):
  65,000   Baxter International, Inc.                     469,473   4,074,687
  21,500   Guidant Corp.                                1,044,683   1,264,469
                                                      ----------- -----------
                                                        1,514,156   5,339,156
                                                      ----------- -----------

           Metal Mining (0.8%):
  33,000   Alcoa, Inc.                                  2,122,302   2,318,250
                                                      ----------- -----------


BERGSTROM CAPITAL CORPORATION

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
 Shares or
 Principal
 Amount    Common Stocks (Unaudited)--Continued          Cost        Value
           Petroleum Services (1.5%):
 118,000   Conoco, Inc.                               $ 2,960,950 $ 3,023,750
  18,000   Schlumberger Ltd.                              928,152   1,377,000
                                                      ----------- -----------
                                                        3,889,102   4,400,750
                                                      ----------- -----------

           Pharmaceuticals (6.4%):
  32,000   Bristol-Myers Squibb Co.                       215,411   1,848,000
  27,000   Glaxo Wellcome PLC Sponsored ADR             1,311,371   1,547,437
  44,000   Lilly Eli & Co.                                862,839   2,772,000
  42,000   Merck & Co., Inc.                            3,256,625   2,609,250
  35,000   PE Corp.-PE Biosystems Group                 1,929,244   3,377,500
  46,000   Schering-Plough Corp.                          400,541   1,690,500
  16,000   Sepracor, Inc. (A)                             497,400   1,165,000
  40,000   Warner Lambert Co.                             665,208   3,900,000
                                                      ----------- -----------
                                                        9,138,639  18,909,687
                                                      ----------- -----------

           Publishing (0.7%):
  20,000   Time Warner, Inc.                            1,237,508   2,000,000
                                                      ----------- -----------

           Regulated Investment Companies (8.6%):
  81,132   Dresdner RCM Global Technology Fund (B)      4,300,000   6,090,585
 421,159   Dresdner RCM International Growth Equity
            Fund (B)                                    7,245,946   9,400,264
 955,399   Dresdner RCM MidCap Fund, Inc. (formerly
            Dresdner RCM Growth Equity Fund, Inc.)
            (B)                                         5,340,475   9,811,948
                                                      ----------- -----------
                                                       16,886,421  25,302,797
                                                      ----------- -----------

           Restaurants (1.3%):
 100,000   McDonalds Corp.                              1,962,886   3,756,250
                                                      ----------- -----------

           Retail Trade (7.9%):
  30,800   Circuit City Stores                          1,170,649   1,874,950
  58,000   Colgate Palmolive Co.                        2,255,864   3,269,750
  68,000   Costco Companies, Inc. (A)                   2,115,016   3,574,250
  45,000   Home Depot, Inc.                               943,546   2,902,500
  20,000   Kohls Corp. (A)                                949,282   2,050,000
  37,000   Safeway, Inc. (A)                            1,335,330   1,674,250
  23,000   Target Corp. (formerly Dayton Hudson
            Corp.)                                      1,177,430   1,719,250
  60,000   Walgreen Co.                                 1,542,744   1,545,000
  80,000   Wal-Mart Stores, Inc.                        3,416,305   4,440,000
                                                      ----------- -----------
                                                       14,906,166  23,049,950
                                                      ----------- -----------


BERGSTROM CAPITAL CORPORATION

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
 Shares or
 Principal Common Stocks (Unaudited)--
 Amount    Continued                             Cost        Value
           Software and Processing (9.9%):
  39,300   BMC Software, Inc. (A)            $      9,201 $  1,940,438
 110,000   Microsoft Corp. (A)                  4,863,312   11,687,500
  35,000   Oracle Corp. (A)                     2,382,565    2,732,187
  41,625   Veritas Software Co. (A)             1,017,500    5,452,875
  42,000   Yahoo, Inc. (A)                      3,306,092    7,197,750
                                             ------------ ------------
                                               11,578,670   29,010,750
                                             ------------ ------------

           Utilities (1.6%):
  62,000   Enron Corp.                          1,988,113    4,642,250
                                             ------------ ------------

           Totals--Common Stocks              116,211,813  292,398,578
                                             ------------ ------------
           Totals--Investments               $117,062,807 $293,249,572
                                             ============ ============

(A) Non-income producing securities.
(B) Regulated investment company advised by Dresdner RCM Global Investors LLC, the Corporation's investment adviser.


See also Notes to Financial Statements in the Company's 1999 Annual Report to Stockholders.

--------------------------------------------------------------------------------

BOARD OF DIRECTORS

ERIK E. BERGSTROM              GEORGE COLE SCOTT
Chairman                       Registered Representative
                               Anderson & Strudwick Incorporated
WILLIAM L. McQUEEN             President
President and Treasurer        Closed-End Fund Advisors, Inc.

NORMAN R. NIELSEN              WILLIAM H. SPERBER
Manager and Senior Member      Retired Chairman and Chief Executive Officer
of Research Staff              The Trust Company of Washington
AtomicTangerine (an affiliate
 of SRI International)

OFFICERS

WILLIAM L. McQUEEN             PAMELA A. FIORINI
President and Treasurer        Secretary

                               SUZANNE M. SCHIFFLER
                               Assistant Secretary

--------------------------------------------------------------------------------

BERGSTROM CAPITAL CORPORATION
221 First Avenue West, Suite 320
Seattle, Washington 98119-4224
(206) 283-0539

--------------------------------------------------------------------------------